Income Tax (Tables)	12 Months Ended
Jun. 30, 2026
Income Tax [Abstract]
Schedule of Income Tax Expenses

The income tax expenses for the years ended June 30, 2026, 2025 and 2024 were comprised of the following:

	For the Years Ended June 30,
	2026	2025	2024
Current income tax expense	$1,040	$7,654	$1,217,570
Deferred income tax expense (benefit)	900,775	(4,274,542)	(1,413,789)
Income tax expense (benefit)	$901,815	$(4,266,887)	$(196,219)

Schedule of Reconciliation Statutory Income Tax Rate and Effective Tax Rate

The reconciliation between the statutory income tax rate and the Company’s effective tax rate for the years ended June 30, 2025 and 2024 is as follows:

	2025	2024
Statutory tax rate	25.00%	25.00%
Effect of tax holiday and preferential tax benefit	(23.79)%	(26.79)%
Effect of research and development credits	(20.10)%	52.31%
Effect of other non-deductible expenses	(0.21)%	(0.43)%
Effect of disposal of interest in VIE	—	—
Effect of change in valuation allowance	(0.00)%	(49.10)%
Effective tax rate	(19.10)%	0.99%

Upon adoption of ASU 2023-09, as described in Note 2, reconciliation of the PRC statutory income tax rate and the Company’s effective income tax rate for the year ended June 30, 2026 is as follows:

	For the years Ended June 30, 2026
	Amount	%
Chinese mainland statutory income tax	1,340,573	25.00%
Other jurisdictions’ tax effects	—	—
Cayman-Statutory tax rate difference	(224,193)	(4.10)%
Hong Kong- Statutory tax rate difference	16,442	0.30%
Effect of changes in tax laws or rates enacted in the current period	—	—
Effect of cross-border tax laws	—	—
Tax credits	—	—
Changes in valuation allowance	837,125	15.32%
Non-taxable or non-deductible items
Effect of disposal of interest in VIE	987,300	18.07%
Others	37,159	0.68%
Changes in unrecognized tax benefits	—	—
Preferential tax rates and tax holiday	(969,294)	(18.21)%
Super Deduction	—	—
Effect of research and development credits	(1,123,297)	(20.56)%
Effective tax rate	901,815	16.50%

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

The principal components of deferred tax assets and deferred tax liabilities are as follows:

	For the Years Ended June 30,
	2026	2025
Deferred tax assets
Allowance for doubtful accounts receivables and other receivables	$3,414,879	$4,577,472
Net operating loss carrying forwards	6,457,758	12,435,377
Share-based compensation	3,607,362	3,639,981
Unrealized profit	4,038,924	4,078,848
Others	—	51,774
Total deferred tax assets	17,518,923	24,783,452
Less: Valuation allowance	(12,563,564)	(17,462,079)
Total deferred tax assets, net	4,955,359	7,321,373
Deferred tax liabilities
Intangible assets recognized from acquisition	(450,348)	(494,725)
Total deferred tax liabilities, net	$(450,348)	$(494,725)

Schedule of Valuation Allowance of Deferred Tax Assets

The rollforward of valuation allowance of deferred tax assets is as follows:

	June 30,	June 30,	June 30,
	2026	2025	2024
Balance at beginning of the year	$17,462,079	$17,604,415	$10,497,506
Additions of valuation allowance	837,125	(368,665)	7,451,427
Effect of disposal of interest in a VIE and its subsidiaries	(6,534,338)	—	—
Foreign currency translation adjustments	798,698	226,329	(344,518)
Balance at end of the year	$12,563,564	$17,462,079	$17,604,415

Schedule of Cumulative Net Operating Loss

The amount of cumulative net operating loss in 2026 and the year of expiration are as follows:

		Earliest year of
		expiration
	Amount	if not utilized
Tax jurisdiction
PRC	$48,983,901	2027
Hong Kong	$3,424,793	No expiration